Share Capital and Capital Surplus (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Share Capital
(a)	Share capital as of December 31, 2021 and 2022 are as follows:

(Share, in Won)	2021		2022
Authorized shares		200,000,000	200,000,000
Par value	￦	5,000	5,000
Issued shares(*1)		87,186,835	84,571,230
Shared capital(*2)	￦	482,403,125,000	482,403,125,000

(*1)	As of December 31, 2022, total number of ADRs of 24,779,936 outstanding in overseas stock market are equivalent to 6,194,984 shares of common stock.
(*2)
As of December 31, 2022, the difference between the ending balance of common stock and the aggregate par value of issued common stock is
￦
59,547 million due to retirement of 11,909,395 treasury stocks.

Changes in Issued Common Stock

(share)	2021			2022
	Issued shares	Treasury shares	Number of outstanding shares	Issued shares	Treasury shares	Number of outstanding shares
Beginning	87,186,835	(11,171,363)	76,015,472	87,186,835	(11,561,263)	75,625,572
Acquisition of treasury shares	—	(389,900)	(389,900)	—	—	—
Disposal of treasury shares	—	—	—	—	223,605	223,605
Retirement of treasury shares	—	—	—	(2,615,605)	2,615,605	—

Ending	87,186,835	(11,561,263)	75,625,572	84,571,230	(8,722,053)	75,849,177

Summary of Capital Surplus
(c)	Capital surplus as of December 31, 2021 and 2022 are as follows:

(in millions of Won)	2021		2022
Share premium	￦	463,825	463,825
Gain on disposal of treasury shares		796,623	806,114
Other capital surplus		136,968	140,349

	￦	1,397,416	1,410,288